UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6644
DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
24	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus placeStateMassachusetts
Intermediate Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Massachusetts Intermediate Municipal Bond Fund, covering the six-month period from April 1, 2006, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the “Fed”) held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

Most sectors of the U.S. fixed-income market rallied in anticipation of and in response to the pause in the Fed’s tightening campaign, including municipal bonds. Investors apparently are optimistic that higher borrowing costs and moderating home values may wring current inflationary pressures from the economy. In addition, most states and municipalities have continued to report higher-than-expected tax receipts as a result of the recovering economy, helping to support the credit quality of many municipal bond issuers. As always, we encourage you to talk with your financial advisor about these and other developments to help ensure that your portfolio remains aligned with your current tax-managed needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Massachusetts Intermediate Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended September 30, 2006, the fund achieved a total return of 2.96% .1 In comparison, the Lehman Brothers 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of 3.39% for the same period.2 In addition, the average total return for all funds reported in the Lipper Massachusetts Intermediate Municipal Debt Funds category was 2.95% ..3

Despite rising interest rates and heightened market volatility early in the reporting period, municipal bonds rallied over the summer of 2006 as signs of an economic slowdown eased investors’ inflation concerns and the Federal Reserve Board (the “Fed”) paused in its tightening campaign.The fund’s return was roughly in line with its Lipper category average but lagged the benchmark, primarily due to fund fees and expenses that are not reflected in the Index’s performance.

Note to shareholders: Effective August 7, 2006, James Welch became the primary portfolio manager for the fund.

What is the fund’s investment approach?

The fund’s objective is to seek as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes.The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years. Although the fund currently intends to invest only in investment-grade municipal bonds, or the unrated equivalent as determined by Dreyfus, it has the ability to invest up to 20% of its assets in municipal bonds of below investment-grade credit quality.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Robust economic growth and mounting inflationary pressures sparked renewed inflation-related concerns in the opening weeks of the reporting period, and hawkish comments from some Fed members led investors to revise upward their expectations for short-term interest rates. As a result, the municipal bond market experienced a bout of heightened volatility in the spring.

Market conditions subsequently improved, however, when a softening housing market, declining fuel prices and moderating employment gains convinced investors that their inflation fears were overblown.The Fed appeared to confirm this view when it held short-term interest rates steady at its meetings in August and September, its first pause after more than two years of steady rate hikes. Municipal bonds rallied as investors first anticipated and then reacted to the Fed’s August announcement.The rally was particularly pronounced at the longer end of its maturity range, causing yield differences between shorter- and longer-term securities to narrow toward historically low levels.

In addition, municipal bond prices were supported by supply-and-demand influences. Like many other states, placeStateMassachusetts has taken in more tax revenue than originally projected, enhancing its fiscal condition

4

and reducing its need to borrow.Yet, even as the supply of newly issued municipal bonds fell compared to the same period one year ago, investor demand remained robust from individuals and institutions seeking competitive levels of tax-exempt income.

The fund benefited during the summertime rally from its emphasis on securities with maturities toward the upper end of the intermediate-term range. However, the fund also maintained a higher-quality credit profile than the Index, which prevented it from participating fully in strength among lower-rated credits.

What is the fund’s current strategy?

Recent economic data have continued to indicate that U.S. economic growth is moderating with relatively little risk of recession, and the Fed currently seems unlikely either to raise or lower short-term interest rates over the foreseeable future.Therefore, we have begun to lengthen the fund’s average duration in an attempt to lock in today’s yields for a slightly longer time. In addition, because lower-rated credits appear to be fully valued, we have maintained the fund’s high-quality credit profile. In our view, these are prudent strategies in today’s changing market environment.

October 16, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Massachusetts Intermediate Municipal Bond Fund from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ 4.02
Ending value (after expenses)	$1,029.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2006

Expenses paid per $1,000 †	$ 4.00
Ending value (after expenses)	$1,021.11

† Expenses are equal to the fund’s annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—75.5%
Boston	5.75	2/1/10	1,000,000 [a]	1,069,450
Boston Convention Center Act 1997,
Special Obligation (Insured; AMBAC)	5.00	5/1/16	1,750,000	1,863,855
Boston Industrial Development
Financing Authority, Revenue
(Pilot Seafood Project) (LOC;
Canadian Imperial Bank)	5.88	4/1/07	950,000	954,522
Boston Water and Sewer
Commission, Revenue	5.00	11/1/20	2,000,000	2,147,700
Fall River
(Insured; MBIA)	5.25	6/1/10	1,000,000	1,021,040
Holyoke Gas and Electric
Department, Revenue
(Insured; MBIA)	5.38	12/1/15	1,245,000	1,363,387
Massachusetts
(Insured; AMBAC)	6.00	8/1/10	1,500,000	1,629,765
Massachusetts,
Consolidated Loan	5.00	3/1/19	1,640,000	1,761,458
Massachusetts,
Federal Highway	5.50	12/15/09	1,000,000	1,059,100
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	1,000,000	1,048,460
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,000,000 [a]	1,108,240
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; MBIA)	5.50	3/1/12	1,000,000	1,092,390
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000	1,113,540
Massachusetts College Building
Authority, Project Revenue
(Insured; AMBAC)	5.00	5/1/24	1,000,000	1,071,140
Massachusetts Developmental
Finance Agency, RRR (Semass
Systems) (Insured; MBIA)	5.63	1/1/14	2,000,000	2,190,700
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	565,000	569,865

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	1,450,469
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA)	5.13	12/1/14	585,000	586,347
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System) (Insured; FSA)	5.25	7/1/10	2,055,000	2,128,158
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
Pilgrim Health) (Insured; FSA)	5.25	7/1/11	1,675,000	1,725,970
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	6.25	4/1/20	1,050,000	1,306,536
Massachusetts Health and
Educational Facilities
Authority, Revenue (Healthcare
System-Covenant Health)	6.50	7/1/17	1,485,000	1,657,512
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	1,155,000	1,295,725
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.00	7/1/21	1,000,000	1,065,210
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System) (Insured; MBIA)	5.13	7/1/11	1,000,000	1,019,510
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts-Worcester
Campus) (Insured; FGIC)	5.25	10/1/14	1,000,000	1,072,120

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.35	12/1/10	800,000	833,904
Massachusetts Municipal Wholesale
Electric Co., Power Supply
System Revenue (Nuclear
Project Number 4) (Insured; MBIA)	5.25	7/1/14	2,000,000	2,167,200
Massachusetts Municipal Wholesale
Electric Co., Power Supply
System Revenue (Project
Number 6) (Insured; MBIA)	5.25	7/1/12	1,810,000	1,955,596
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(Massachusetts Water Resources
Authority Program)	6.00	8/1/14	1,015,000	1,087,593
Massachusetts Water Resources
Authority, General Revenue
(Insured; AMBAC)	5.00	8/1/21	1,300,000	1,420,939
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/21	1,500,000	1,672,605
Massachusetts Water Resources
Authority, Subordinated
General Revenue (Insured; MBIA)	5.50	8/1/11	2,000,000	2,172,080
New England Educational Loan
Marketing Corp., Student
Loan Revenue	6.90	11/1/09	2,000,000	2,112,720
Plymouth County,
COP (Correctional Facility
Project) (Insured; AMBAC)	5.13	4/1/13	2,000,000	2,104,580
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/15	1,500,000	1,608,315
Sandwich
(Insured; MBIA)	5.00	7/15/19	1,000,000	1,093,770
Springfield,
Municipal Purpose Loan
(Insured; FGIC)	5.00	8/1/18	1,000,000	1,063,840

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Triton Regional School District
(Insured; FGIC)	5.00	4/1/16	1,420,000	1,511,036
U.S. Related—22.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 [a]	2,153,680
Childrens’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 [a]	2,153,680
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.00	5/15/09	860,000 [b]	825,024
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.40	5/15/15	350,000 [b]	340,067
Guam Government,
LOR (Infrastructure
Improvement) (Insured; AMBAC)	5.00	11/1/12	1,000,000	1,034,020
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,000,000	1,065,070
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,618,050
Puerto Rico Commonwealth,
Public Improvement (Insured; FSA)	5.25	7/1/14	1,000,000	1,105,390
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	1,250,000	1,466,350
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,000,000	1,156,800
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	880,000	904,622

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note (Insured; FSA)	5.25	10/1/21	1,000,000	1,095,670
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	522,660
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,033,240

Total Investments (cost $69,206,271)			98.0%	71,650,670

Cash and Receivables (Net)			2.0%	1,429,731

Net Assets			100.0%	73,080,401

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date. b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	72.0
AA	Aa		AA	14.2
A	A		A	5.3
BBB	Baa		BBB	7.8
Not Rated [c]	Not Rated [c]		Not Rated [c]	.7
				100.0

†	Based on total investments.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	69,206,271	71,650,670
Receivable for investment securities sold		1,159,280
Interest receivable		1,026,226
Receivable for shares of Beneficial Interest subscribed		517
Prepaid expenses		6,244
		73,842,937

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		41,226
Cash overdraft due to Custodian		671,373
Payable for shares of Beneficial Interest redeemed		20,258
Accrued expenses		29,679
		762,536

Net Assets ($)		73,080,401

Composition of Net Assets ($):
Paid-in capital		70,902,756
Accumulated undistibuted investment income—net		9,071
Accumulated net realized gain (loss) on investments		(275,825)
Accumulated net unrealized appreciation
(depreciation) on investments		2,444,399

Net Assets ($)		73,080,401

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		5,323,375
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		13.73

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Interest Income	1,753,465
Expenses:
Management fee—Note 3(a)	228,824
Shareholder servicing costs—Note 3(b)	35,045
Auditing fees	18,502
Registration fees	6,210
Legal fees	5,572
Trustees’ fees and expenses—Note 3(c)	5,329
Custodian fees	4,158
Prospectus and shareholders’ reports	1,982
Loan commitment fees—Note 2	232
Miscellaneous	9,067
Total Expenses	314,921
Less—reduction in management fee
due to undertaking—Note 3(a)	(9,973)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(2,341)
Net Expenses	302,607
Investment Income—Net	1,450,858

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(44,192)
Net unrealized appreciation (depreciation) on investments	733,021
Net Realized and Unrealized Gain (Loss) on Investments	688,829
Net Increase in Net Assets Resulting from Operations	2,139,687

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Operations ($):
Investment income—net	1,450,858	3,053,821
Net realized gain (loss) on investments	(44,192)	(3,933)
Net unrealized appreciation
(depreciation) on investments	733,021	(886,100)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,139,687	2,163,788

Dividends to Shareholders from ($):
Investment income—net	(1,441,787)	(3,051,033)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	3,761,893	10,398,412
Dividends reinvested	1,195,658	2,486,675
Cost of shares redeemed	(10,671,972)	(20,559,687)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,714,421)	(7,674,600)
Total Increase (Decrease) in Net Assets	(5,016,521)	(8,561,845)

Net Assets ($):
Beginning of Period	78,096,922	86,658,767
End of Period	73,080,401	78,096,922
Undistributed investment income—net	9,071	—

Capital Share Transactions (Shares):
Shares sold	277,478	750,486
Shares issued for dividends reinvested	88,020	180,069
Shares redeemed	(787,662)	(1,485,735)
Net Increase (Decrease) in Shares Outstanding	(422,164)	(555,180)

See notes to financial statements.
16

FINANCIAL HIGHLIGHTS

The following table describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	September 30, 2006		Year Ended March 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	13.59	13.75	14.23	14.15	13.47	13.70
Investment Operations:
Investment income—net [a]	.26	.51	.49	.49	.51	.54
Net realized and unrealized
gain (loss) on investments	.14	(.16)	(.46)	.08	.69	(.23)
Total from Investment Operations	.40	.35	.03	.57	1.20	.31
Distributions:
Dividends from
investment income—net	(.26)	(.51)	(.49)	(.49)	(.52)	(.54)
Dividends from net realized
gain on investments	—	—	(.02)	—	—	—
Total Distributions	(.26)	(.51)	(.51)	(.49)	(.52)	(.54)
Net asset value, end of period	13.73	13.59	13.75	14.23	14.15	13.47

Total Return (%)	2.96[b]	2.52	.22	4.10	9.09	2.19

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82[c]	.83	.83	.80	.76	.75
Ratio of net expenses
to average net assets	.79[c]	.79	.80	.79	.76	.75
Ratio of net investment income
to average net assets	3.80[c]	3.67	3.50	3.45	3.68	3.92
Portfolio Turnover Rate	14.00[b]	15.97	33.82	20.93	33.40	14.45

Net Assets, end of period
($ x 1,000)	73,080	78,097	86,659	99,554	128,328	118,656

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
[c] Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Intermediate Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values

18

from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The fund has an unused capital loss carryover of $111,022 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2006. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006, was as follows: tax exempt income $3,051,033. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions.

20

In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowing. During the period ended September 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 % of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from April 1, 2006 through September 30, 2006 to reduce the management fee paid by the fund, to the extent that if the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .80% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $9,973 during the period ended September 30, 2006.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period September 30, 2006, the fund was charged $15,736 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended, September 30, 2006, the fund was charged $10,770 pursuant to the transfer agency agreement.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $36,306, chief compliance officer fees $2,274 and transfer agency per account fees $3,590, which are offset against an expense reimbursement currently in effect in the amount of $944.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2006, amounted to $10,421,693 and $16,734,657 respectively.

At September 30, 2006, accumulated net unrealized appreciation on investments was $2,444,399, consisting of $2,469,782 gross unrealized appreciation and $25,383 gross unrealized depreciation.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

At a meeting of the Board of Trustees of the fund held on November 8, 2006, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the fund and Dreyfus Premier State Municipal Bond fund, Massachusetts Series. (the “Acquiring Fund”). The Agreement provides for the transfer of the

22

fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of shares of the Acquiring Fund to the fund’s shareholders and the subsequent termination of the fund (the “Reorganization”). It is currently contemplated that holders of fund shares as of December 15, 2006 will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about March 1, 2007.The Reorganization is expected to take place on or about March 15, 2007. In anticipation of the Reorganization, effective on or about November 17, 2006, the fund will be closed to any investments for new accounts.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Trustees held on August 9, 2006, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships that the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense

24

Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. The Expense Group was composed of two other funds and the Expense Universe was composed of five other funds. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended June 30, 2006, and placed significant emphasis on comparisons of yield and total return performance for the fund to the same group of funds as the fund’s Expense Group (the “Performance Group”) and to a group of funds that was broader than the fund’s Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended June 30, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was the highest in the Expense Group and the actual management fee was the highest in the Expense Group and Expense Universe, although only a few basis points higher than the medians.The Board also noted that the fund’s total expense ratio was between those of the other funds in the Expense Group and lower than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total returns ranked second or third in the Performance Group, and at or higher than the Performance Universe median, for each reported time period up to 10 years. On a yield performance basis, the Board noted that the fund achieved the highest 1-year yield

The Fund 25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

for the period ended June 30, 2006 among the Performance Group and achieved 1-year yields for each other reported time period up to 10 years that ranked second or third within the Performance Group. The Board also noted that, on a yield performance basis, the fund achieved 1-year yields that were at or higher than the Performance Universe median for each reported time period up to 10 years.

Representatives of the Manager reviewed with the Board members the fee paid to the Manager or its affiliates by the one mutual fund managed by the Manager or its affiliates that was reported in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund and the differences, from the Manager’s perspective, in providing services to the Similar Fund as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board discussed the relationship of the management fees paid in light of the Manager’s performance,and the services provided.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee. The Manager’s representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies

26

of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and the fund’s overall performance and generally superior service levels provided. The Board also noted the Manager’s absorption of certain expenses of the fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the fund’s Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager to the fund are adequate and appropriate.

The Fund 27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that mate- rial economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

28

For More Information

Dreyfus	Transfer Agent &
Massachusetts Intermediate	Dividend Disbursing Agent
Municipal Bond Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166

Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)